Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222711
Average Annual Return [Line Items]
Average Annual Return, Percent	19.62%	6.88%
Without Sales Load [Member] | C000222710
Average Annual Return [Line Items]
Average Annual Return, Percent	19.85%	7.07%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%	7.00%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%	7.00%